Risk management - Disclosure of Detailed Information about Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivables [line items]
Accounts receivables	$ 53	$ 106
Current [member]
Disclosure of accounts receivables [line items]
Accounts receivables	29	94
Later than one month and not later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	9	3
Later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 15	$ 9